Commitments & Contingencies	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments & Contingencies [Line Items]
Commitments & Contingencies

12. Commitments and Contingencies

Commitments

Pasadena, CA Lease.    On May 23, 2021, we executed a seven-year lease for office space in Pasadena, California (the “Pasadena Office Lease”) and includes a termination option under which the Company can terminate the lease for any reason and at no cost, with proper notice, at any time effective on or after May 31, 2026. The lease is classified as an operating lease and resulted in the recognition of $4.6 million of right-of-use assets and $4.7 million of operating lease liabilities in our Condensed Consolidated Balance Sheet. As of September 30, 2021, our future minimum lease payments for the Pasadena Office Lease were $0.2 million for the remainder of 2021; $0.9 million for 2022; $0.9 million for 2023; $0.9 million for 2024; $1.0 million for 2025; and $2.4 million thereafter with imputed interest of approximately $1.9 million based on a discount rate of 6.5%. The remaining lease term is approximately 6.7 years.

A portion of the office space subject to the Pasadena Office Lease is being subleased to Idealab. Refer to Note 11 — Related Party Transactions for further discussion of the Idealab sublease.

Long Beach Lease.    Effective July 27, 2021, we executed a five-year lease for manufacturing space in Long Beach, California (the “Long Beach Lease”) and includes an option for the Company to renew for an additional five years, which we anticipate utilizing. The lease will be classified as an operating lease and is expected to result in the recognition of approximately $12.1 million of right-of-use assets and $12.1 million of operating lease liabilities in our Condensed Consolidated Balance Sheet. In connection with the execution of the Long Beach Lease, the Company issued an unconditional and irrevocable $1.5 million letter of credit payable to the lessor, which may be reduced after three years to $1.0 million if certain conditions are met. As of September 30, 2021, our future minimum lease payments for the Long Beach Office Lease were $0.4 million for the remainder of 2021; $1.6 million for 2022; $1.6 million for 2023; $1.7 million for 2024; $1.8 million for 2025; and $10.3 million thereafter with imputed interest of approximately $5.3 million based on a discount rate of 7.0%. The remaining lease term is approximately 10.0 years.

As security for Heliogen’s faithful performance of its obligations under the Long Beach Lease noted above, a commercial bank issued an unconditional and irrevocable standby letter of credit on behalf of the Company for $1.5 million. The standby letter of credit is valid until cancelled or matured. The terms of the letter of credit are automatically extended for a term of one year at a time unless 60 days prior to the then current expiration date, the commercial bank sends the Company a notice that the letter of credit will not be extended. The Company intends to renew the standby letter of credit through the initial lease term at which point this standby letter of credit will not be extended beyond November 30, 2026. No amounts have been drawn under the standby letter of credit.

Contingencies

We are involved in various claims and lawsuits arising in the normal course of business, including proceedings involving tort and other general liability claims, and other miscellaneous claims. We recognize a liability when we believe the loss is probable and reasonably estimable. We currently believe that the ultimate outcome of such lawsuits and proceedings will not, individually or in the aggregate, have a material effect on our Financial Statements as of and for the nine months ended September 30, 2021. As of September 30, 2021, there were no accruals recorded in the Financial Statements for loss contingencies.

In August 2021, the Company reached settlement with a former employee related to certain matters. The settlement included a cash payment of $0.1 million and a modification, as defined under U.S. GAAP, to the former employee’s stock options resulting in additional stock-based compensation expense of $1.1 million.

13.    Commitments and Contingencies

Litigation, claims and assessments

We are involved in various claims and lawsuits arising in the normal course of business, including proceedings involving tort and other general liability claims, and other miscellaneous claims. We recognize a liability when we believe the loss is probable and reasonably estimable. We currently believe that the ultimate outcome of such lawsuits and proceedings will not, individually or in the aggregate, have a material effect on our Financial Statements.

As of December 31, 2020 and 2019, there were no loss contingencies outstanding.

Athena Technology Acquisition Corp [Member]
Commitments & Contingencies [Line Items]
Commitments & Contingencies

Note 6 — Commitments & Contingencies

Risks and Uncertainties

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the Proposed Public Offering, (ii) Private Placement Units (including securities contained therein), which will be issued in a private placement simultaneously with the closing of the Proposed Public Offering and the shares of Class A common stock underlying such Private Placement Units and (iii) Private Placement Units that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company will grant the underwriters a 45-day option from the date of the Proposed Public Offering to purchase up to an additional 3,750,000 units to cover over-allotments, if any.

The underwriters will be entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Proposed Public Offering, or $5,000,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Proposed Public Offering upon the completion of the Company’s initial Business Combination.

Note 7 — Commitments and Contingencies

Registration Rights

The holders of the (i) Founder Shares, which were issued in a private placement prior to the closing of the IPO, (ii) Private Placement Units (including securities contained therein), which will be issued in a private placement simultaneously with the closing of the IPO and the shares of Class A common stock underlying such Private Placement Units and (iii) Private Placement Units that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement that were signed prior to or on the effective date of the IPO. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of its initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

On March 19, 2021, the Company paid an underwriting discount of $5,000,000. Additionally, the underwriters are entitled to deferred underwriting fee of 3.5% of the gross proceeds of the IPO, or $8,750,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In addition, see Note 1, Merger Agreement for the litigation demand.